INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The partnership considers all relevant facts and circumstances in determining that its decision making rights over the entities listed below are sufficient to give it power over these subsidiaries. In addition, the partnership has exposure and rights to substantial variable returns from its economic interests in these subsidiaries, even after consideration of material non-controlling interests in certain subsidiaries. The partnership is able to use its power to affect the amount of its returns and consolidates these subsidiaries.

The following table presents the partnership’s material subsidiaries as of December 31, 2024 and 2023:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Subsidiary of the partnership(1)	Bermuda	36%	36%	100%	100%
Holding entities of the Operating Partnership	Various	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
BPO	Canada	100%	100%	100%	100%
U.S. Retail	United States	100%	100%	100%	100%
U.S. Manufactured Housing(2)	United States	23%	24%	—%	—%
U.S. Multifamily(3)	United States	27%	—%	—%	—%
Korea Mixed-use(2)	South Korea	22%	22%	—%	—%
UK and Ireland Short Stay(2)	United Kingdom	27%	27%	—%	—%
U.S. Hospitality(4)	United States	—%	23%	—%	—%
U.S. Logistics(4)	United States	—%	23%	—%	—%
(1)BPY holds all managing general partner units of the Operating Partnership and therefore has the power to direct the relevant activities and affairs of the Operating Partnership. The managing general partner units represent 36% and 36% of the total number of the Operating Partnership’s units at December 31, 2024 and 2023, respectively.
(2)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees
(3)The partnership acquired its economic interest during the year ended December 31, 2024.
(4)The partnership’s economic interest have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 31, Related Parties for further information.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Corporate Holding Entities(1)	Bermuda/Canada	—%	—%	$4,907	$6,494
BPO(2)	Canada	—%	—%	4,047	3,070
U.S. Retail(3)	United States	—%	—%	2,012	1,287
U.S. Manufactured Housing(4)	United States	77%	76%	838	1,161
U.S. Multifamily(5)	United States	73%	—%	579	—
Korea Mixed-use(4)	South Korea	78%	78%	577	1,056
UK and Ireland Short Stay(4)	United Kingdom	73%	73%	414	569
U.S. Hospitality(6)	United States	—%	77%	—	833
U.S. Logistics(6)	Unites States	—%	77%	—	1,233
Other LP Investments(6)	Various	33% - 99%	33% - 99%	2,648	9,629
Total				$16,022	$25,332
(1)    Includes non-controlling interests in various corporate entities of the partnership.
(2)     Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(3)    Includes non-controlling interests in U.S Retail subsidiaries.
(4)    Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)    Includes non-controlling interests acquired during the year ended December 31, 2024.
(6)    Includes non-controlling interests that have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 31, Related Parties for further information.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2024
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$5,849	$1,579	$6,518	$5,671	$5,636	$(10,397)
BPO	5,885	26,545	5,591	14,076	6,223	6,540
U.S. Retail	941	29,175	5,125	7,150	2,013	15,828
U.S. Manufactured Housing	305	2,311	25	1,484	838	269
U.S. Multifamily(1)	28	2,536	33	1,738	579	214
Korea Mixed-use	120	3,001	37	2,341	577	166
UK and Ireland Short Stay	175	4,766	300	4,051	414	176
U.S. Hospitality(2)	—	—	—	—	—	—
U.S. Logistics(2)	—	—	—	—	—	—
Total	$13,303	$69,913	$17,629	$36,511	$16,280	$12,796
(1)    Includes non-controlling interests acquired during the year ended December 31, 2024.
(2)    Includes non-controlling interests that have been deconsolidated as part of the Deconsolidation of BSREP IV. See Note 31, Related Parties for further information.

	Dec. 31, 2023
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$6,398	$1,616	$6,211	$7,067	$7,153	$(12,417)
BPO	4,732	30,435	9,838	12,530	5,185	7,614
U.S. Retail	744	29,435	5,381	8,148	1,287	15,363
U.S. Manufactured Housing	59	3,605	2,129	—	1,161	374
Korea Mixed-use	229	3,814	1,829	855	1,056	303
UK and Ireland Short Stay	89	4,816	512	3,587	569	237
U.S. Hospitality	271	3,600	366	2,425	833	247
U.S. Logistics	293	2,347	309	733	1,233	365
Total	$12,815	$79,668	$26,575	$35,345	$18,477	$12,086

	Year ended Dec. 31, 2024
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$307	$137	$148	$21	$1,015	$1,025
BPO	1,993	101	85	20	(958)	(1,172)
U.S. Retail	1,547	68	67	12	460	448
U.S. Manufactured Housing	257	(93)	(98)	—	(37)	(38)
U.S. Multifamily	100	19	19	—	1	1
Korea Mixed-use	228	(41)	(136)	215	(12)	(39)
UK and Ireland Short Stay	922	39	69	357	14	26
US Hospitality	625	(82)	(81)	—	(305)	(305)
U.S. Logistics	65	5	4	9	(513)	(513)
Total	$6,044	$153	$77	$634	$(335)	$(567)

	Year ended Dec. 31, 2023
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$353	$86	$89	$49	$(275)	$(237)
BPO	1,989	(21)	(22)	11	(1,162)	(1,099)
UK Student Housing(1)	—	4	3	876	1	—
U.S. Retail	1,559	7	4	6	234	205
U.S. Manufactured Housing	296	84	84	41	30	30
Korea Mixed-use	248	139	121	—	40	17
UK and Ireland Short Stay	863	53	203	599	20	227
US Hospitality	799	(159)	128	—	(49)	323
U.S. Logistics	50	153	153	11	41	41
Total	$6,157	$346	$763	$1,593	$(1,120)	$(493)
(1)    Includes non-controlling interests disposed during the year ended December 31, 2023.

	Year ended Dec. 31, 2022
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income (loss)	Distributions	Net income (loss)	Total compre-hensive income (loss)
Corporate Holding Entities	406	36	59	113	(20)	156
BPO	2,105	124	106	24	(759)	(802)
UK Student Housing(1)	191	492	482	65	148	134
U.S. Retail	1,557	(2)	2	4	165	203
U.S. Manufactured Housing	287	254	254	13	81	81
Korea Mixed-use	228	28	—	—	8	(28)
UK and Ireland Short Stay	794	44	114	151	16	114
Total	$5,568	$976	$1,017	$370	$(361)	$(142)
(1)    Includes non-controlling interests disposed during the year ended December 31, 2023.
Certain of the partnership’s subsidiaries are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayment of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.